March 15, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Rydex Variable Trust (“Company”)
File No. 811-08821

Ladies and Gentlemen:

On behalf of the Company, we are transmitting for filing pursuant to Rule 14a-6 under the Securities Act of 1934 (“1934 Act”) a definitive proxy statement, form of proxy and other soliciting materials (“Proxy Materials”) relating to a Special Meeting of Shareholders of International Long Short Select Fund (the “Fund”).  No fees are required with this filing.

Please call Laura Flores, of Morgan, Lewis & Bockius LLP, at 202.739.5684 with any questions or comments.

Sincerely,

/s/ Joanna M. Haigney
Joanna M. Haigney
Secretary
Rydex Variable Trust